COMBINED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 839,796	$ 884,975
Marketable securities		25,366
Accounts receivable, net of allowance and reserves of $24,148 and $18,136, respectively	181,875	180,137
Notes receivable—related party	55,251	0
Other current assets	152,334	167,459
Total current assets	1,229,256	1,257,937
Right-of-use assets, net	138,608	0
Property and equipment, net	305,414	260,448
Goodwill	1,616,867	1,484,117
Intangible assets, net	350,150	393,782
Long-term investments	347,975	225,979
Other non-current assets	109,138	109,918
TOTAL ASSETS	4,097,408	3,732,181
LIABILITIES:
Current portion of long-term debt	13,750	13,750
Accounts payable, trade	72,452	64,075
Deferred revenue	178,647	150,080
Accrued expenses and other current liabilities	320,473	299,565
Total current liabilities	585,322	527,470
Long-term debt, net	231,946	244,971
Long-term debt—related party	0	2,500
Income taxes payable	6,410	6,534
Deferred income taxes	44,459	137,642
Other long-term liabilities	180,307	62,977
Redeemable noncontrolling interests	43,818	65,687
Commitments and contingencies
PARENT'S EQUITY:
Invested capital	2,547,251	2,296,583
Accumulated other comprehensive loss	(12,226)	(12,541)
Old IAC equity in IAC Holdings, Inc. and subsidiaries	2,535,025	2,284,042
Noncontrolling interests	470,121	400,358
Total parent's equity	3,005,146	2,684,400
TOTAL LIABILITIES AND PARENT'S EQUITY	$ 4,097,408	$ 3,732,181